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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/07
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Ave
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         Suite 900
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         New York, NY 10017
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Form 13F File Number:  28-11362
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Kuber
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Title: Account Manager at UBS for Litespeed
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Phone: 212-713-9544
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Signature, Place, and Date of Signing:

Jonathan Kuber                     New York, NY                  5/14/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                             VALUATION CURRENCY: USD

              ITEM 1               ITEM 2    ITEM 3       ITEM 4       ITEM 5           ITEM 6        ITEM 7          ITEM 8
              ------               ------    ------       ------       ------           ------        ------          ------
          Name of Issuer          Title of   Cusip         Fair      Shares of        Investment     Managers    Voting Authority
                                   Class     Number       Market     Principal        Descretion
                                                          Value        Amount      Sole Shared Other             Sole   Shared Other
ALCOA INC                         COMMON   013817101  28,938,420.00    714,000  N   X                  LITE     714,000      0     0
ALCAN INC                         COMMON   013716105   1,260,150.00     15,500  N   X                  LITE      15,500      0     0
BIOGEN IDEC INC                   COMMON   09062X103  21,357,200.00    399,200  N   X                  LITE     399,200      0     0
CITIGROUP INC                     COMMON   172967101   8,924,460.00    174,000  N   X                  LITE     174,000      0     0
CYTYC CORP                        OTC EQ   232946103  28,353,447.00    657,700  N   X                  LITE     657,700      0     0
DOW JONES & CO INC CALL OPT       CALL OP  260561905     437,500.00    100,000  C   X                  LITE     100,000      0     0
DOW JONES & CO INC                COMMON   260561105  12,351,750.00    215,000  N   X                  LITE     215,000      0     0
EMC CORP-MASS                     COMMON   268648102   4,525,000.00    250,000  N   X                  LITE     250,000      0     0
EAGLE MATERIALS INC               COMMON   26969P108   6,351,975.00    129,500  N   X                  LITE     129,500      0     0
FOOT LOCKER INC                   COMMON   344849104  18,519,100.00    849,500  N   X                  LITE     849,500      0     0
STREETTRACKS GOLD TRUST           COMMON   863307104  11,086,575.00    172,500  N   X                  LITE     172,500      0     0
ICO GLOBAL COMMUNICATION HOLDINGS OTC EQ   44930K108   3,869,823.00  1,112,018  N   X                  LITE   1,112,018      0     0
ST JOE CO                         COMMON   790148100   1,135,330.00     24,500  N   X                  LITE      24,500      0     0
KAISER ALUMINUM CORP NEW          OTC EQ   483007704  13,598,533.00    186,588  N   X                  LITE     186,588      0     0
KANSAS CITY SOUTHERN INDS         COMMON   485170302  30,298,534.00    807,100  N   X                  LITE     807,100      0     0
MIDWEST EXPRESS HOLDINGS I        COMMON   597911106  17,352,606.00  1,155,300  N   X                  LITE   1,155,300      0     0
MARSHALL & ILSLEY CORP            COMMON   571834100  28,358,902.00    595,400  N   X                  LITE     595,400      0     0
WTS A MIRANT CORP                 OTC EQ   60467R118  12,110,753.00    526,097  N   X                  LITE     526,097      0     0
MTR GAMING GROUP INC              OTC EQ   553769100  23,655,940.00  1,536,100  N   X                  LITE   1,536,100      0     0
MOSYS INC                         OTC EQ   619718109  27,064,931.00  3,093,135  N   X                  LITE   3,093,135      0     0
PHH CORP NEW                      COMMON   693320202  21,094,839.00    675,900  N   X                  LITE     675,900      0     0
PMA CAPITAL CORP                  OTC EQ   693419202   2,510,012.00    234,800  N   X                  LITE     234,800      0     0
ISHARES SILVER TR                 COMMON   46428Q109     617,500.00      5,000  N   X                  LITE       5,000      0     0
THERAVANCE INC                    OTC EQ   88338T104  30,268,800.00    945,900  N   X                  LITE     945,900      0     0
WESTERN UNION CO                  COMMON   959802109   6,978,050.00    335,000  N   X                  LITE     335,000      0     0
ZILOG INC NEW                     OTC EQ   989524301   7,071,558.00  1,373,118  N   X                  LITE   1,373,118      0     0

                             Total Under Management: 368,091,688.00

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